Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable, Net [Abstract]
Loans receivable	$ 2,830,660
Less: allowance for expected credit losses	(46,423)
Loans receivable, net	$ 2,784,237